SEGMENT INFORMATION (Schedule of Assets, Depreciation and Amortization, and Capital Expenditures by Segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018	[1]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	$ 116,121	$ 114,675
Depreciation and amortization	4,065	4,292	[1]	$ 4,065
Expenditure for segment assets	11,040	3,822
Discontinued Operation [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets		2,227
Depreciation and amortization
Expenditure for segment assets
OEM of Heat Transfer Solutions and Aviation Accessories [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	32,536	29,149
Depreciation and amortization	1,400	1,601
Expenditure for segment assets	765	1,600
MRO Services for heat transfer components and OEM of heat transfer solutions [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	21,525	31,031
Depreciation and amortization	1,020	1,031
Expenditure for segment assets	556	1,180
MRO services for Aviation Components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	41,433	34,264
Depreciation and amortization	799	786
Expenditure for segment assets	9,410	803
Overhaul and coating of jet engine components [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	6,073	7,967
Depreciation and amortization	846	954
Expenditure for segment assets	309	239
Amounts not allocated to segments [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	14,554	10,037
Depreciation and amortization
Expenditure for segment assets

[1]	Reclassified due to discontinued operation.